Note 8 - Right to Use Assets and Lease Liability - Summary Right to Use Assets (Details) - USD ($)	Jun. 30, 2019	Dec. 31, 2018
Office lease	$ 165,096
Less accumulated amortization	(22,085)
Right-to-use assets, net	$ 143,011